DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 06, 2024 USD ($) $ / shares shares	Dec. 29, 2023	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Net loss			$ 6,169	$ 204	$ 18,103	$ 17,197	$ 20,823	$ 13,036
Negative cash flows from operations					$ 14,025	$ 3,850	8,874	6,410
Reverse split of shares		0.0133
Cash and cash equivalents							$ 4,900	$ 3,100
Substantial Doubt about Going Concern, within One Year [true false]							true
Temporary Redeemable Preferred Stock
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Number of shares converted to common shares | shares	4,000,000
Common Stock
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Number of common shares issued upon conversion of preferred shares | shares	18,700,000						1,176,471
IPO and over-allotment option
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Shares issued | shares	2,200,000
Issuance price per share | $ / shares	$ 5
Underwriting discounts and commissions	$ 800
Offering expenses recognized	2,600
Net proceeds from issuance of shares	$ 7,500
IPO and over-allotment option | Temporary Redeemable Preferred Stock
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Number of shares converted to common shares | shares	4,000,000
Underwriters option
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION
Shares issued | shares	300,000